Other Assets - Summary of components of other current assets and other non-current assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current And Non Current Assets [Abstract]
Advance payments	¥ 44,558	¥ 40,254
Income taxes receivable	1,775	10,609
Prepaid expenses	44,665	43,747
Others	17,438	15,589
Other current assets	108,436	110,199
Net defined benefit assets	8,757	19,893
Long-term prepaid expenses	17,471	16,167
Others	4
Other non-current assets	¥ 26,232	¥ 36,060